Common Stock - Additional Information (Detail)			12 Months Ended
	Oct. 20, 2017	Jun. 30, 2017 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Mar. 31, 2018 $ / shares shares	Nov. 14, 2017 $ / shares	Nov. 06, 2017 $ / shares shares	Dec. 31, 2015 shares
Equity, Class of Treasury Stock [Line Items]
Common stock, shares authorized		61,917,986	60,000,000	0	60,000,000
Common stock, par value | $ / shares		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, voting rights			Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders.
Number of shares repurchased unvested common units upon forfeiture				21,116
Stock price of shares repurchased per unit | $ / shares				$ 0.001
Unvested restricted common units outstanding			0	7,062				75,210
Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Reverse stock split ratio	0.164544
Reverse stock split	One-for-6.0774
Spero Therapeutics, LLC [Member]
Equity, Class of Treasury Stock [Line Items]
Conversion of stock		1
Initial Public Offering [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, shares authorized							60,000,000
Common stock, par value | $ / shares							$ 0.001
Initial Public Offering [Member] | Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Stock price of shares repurchased per unit | $ / shares						$ 14.00	$ 14.00